Related Parties Related Party Debt - Car-Tcellkor Loan (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	May 18, 2019
Related Parties Related Party Debt
Short-term debt, related parties	$ 1,442,500	$ 19,973,000
Liminatus Pharma, LLC
Related Parties Related Party Debt
Short-term debt, related parties		19,973,000	$ 16,050,000
Related party
Related Parties Related Party Debt
Short-term debt, related parties	1,442,500	19,973,000
Related party | Liminatus Pharma, LLC
Related Parties Related Party Debt
Short-term debt, related parties		19,973,000	16,050,000
Related party | Car-Tcellkor Loan
Related Parties Related Party Debt
Short-term debt, related parties	$ 0	800,000		$ 800,000
Related party | Car-Tcellkor Loan | Liminatus Pharma, LLC
Related Parties Related Party Debt
Short-term debt, related parties		$ 800,000	$ 800,000	$ 800,000